Form N-1A Cover	Aug. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	EMERGING MARKETS EQUITIES FUND, INC.
Entity Central Index Key	0000794458
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Prospectus Date	Sep. 01, 2026